Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.417%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,534,661.16

Principal:
Principal Collections	$38,953,122.18
Prepayments in Full	$36,212,205.61
Liquidation Proceeds	$169,475.62
Recoveries	$0.00
Sub Total	$75,334,803.41
Collections	$80,869,464.57

Purchase Amounts:
Purchase Amounts Related to Principal	$242,415.27
Purchase Amounts Related to Interest	$513.42
Sub Total	$242,928.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$81,112,393.26

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$81,112,393.26
Servicing Fee	$1,474,234.70	$1,474,234.70	$0.00	$0.00	$79,638,158.56
Interest - Class A-1 Notes	$83,823.98	$83,823.98	$0.00	$0.00	$79,554,334.58
Interest - Class A-2a Notes	$195,000.00	$195,000.00	$0.00	$0.00	$79,359,334.58
Interest - Class A-2b Notes	$101,369.13	$101,369.13	$0.00	$0.00	$79,257,965.45
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$78,689,758.78
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$78,515,181.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,515,181.95
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$78,421,222.95
Second Priority Principal Payment	$22,312,557.35	$22,312,557.35	$0.00	$0.00	$56,108,665.60
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$56,040,800.18
Third Priority Principal Payment	$36,850,000.00	$36,850,000.00	$0.00	$0.00	$19,190,800.18
Interest - Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$19,107,580.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,107,580.60
Regular Principal Payment	$202,106,977.19	$19,107,580.60	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$81,112,393.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$22,312,557.35
Third Priority Principal Payment					$36,850,000.00
Regular Principal Payment					$19,107,580.60
Total					$78,270,137.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$78,270,137.95	$177.89	$83,823.98	$0.19	$78,353,961.93	$178.08
Class A-2a Notes	$0.00	$0.00	$195,000.00	$0.60	$195,000.00	$0.60
Class A-2b Notes	$0.00	$0.00	$101,369.13	$0.38	$101,369.13	$0.38
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$78,270,137.95	$41.65	$1,368,020.61	$0.73	$79,638,158.56	$42.38

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$261,269,534.54	0.5937944	$182,999,396.59	0.4159077
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$265,000,000.00	1.0000000	$265,000,000.00	1.0000000
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,700,629,534.54	0.9048982	$1,622,359,396.59	0.8632510

Pool Information
Weighted Average APR	3.720%	3.693%
Weighted Average Remaining Term	53.74	52.86
Number of Receivables Outstanding	79,480	77,094
Pool Balance	$1,769,081,639.08	$1,693,403,338.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,676,992,910.85	$1,604,616,977.19
Pool Factor	0.9112410	0.8722597

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$25,401,050.08
Yield Supplement Overcollateralization Amount	$88,786,361.52
Targeted Overcollateralization Amount	$104,480,421.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,043,942.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		190	$101,081.69
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$101,081.69
Cumulative Net Losses Last Collection Period			$92,876.82
Cumulative Net Losses for all Collection Periods			$193,958.51

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.07%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.60%	450	$10,135,993.72
61-90 Days Delinquent	0.06%	41	$1,089,882.23
91-120 Days Delinquent	0.00%	3	$83,972.48
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.67%	494	$11,309,848.43

Repossession Inventory:
Repossessed in the Current Collection Period		36	$890,120.79
Total Repossessed Inventory		40	$1,067,924.27

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0076%
Prior Collection Period			0.0536%
Current Collection Period			0.0701%
Three Month Average			0.0438%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0012%
Prior Collection Period			0.0428%
Current Collection Period			0.0571%
Three Month Average			0.0337%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer